UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
February 29, 2016
unaudited
Common stocks 92.79% Financials 14.99%	Shares	Value (000)
Prudential PLC[1]	60,483,400	$1,044,203
UBS Group AG1	55,859,786	851,152
Barclays PLC[1]	304,060,985	718,443
Siam Commercial Bank PCL[1]	166,255,831	645,587
HDFC Bank Ltd.[1]	36,585,126	599,020
HDFC Bank Ltd. (ADR)	569,900	30,102
Société Générale[1]	16,841,989	584,466
American International Group, Inc.	11,098,800	557,160
AIA Group Ltd.[1]	93,517,596	476,164
Crown Castle International Corp.	3,771,792	326,260
American Campus Communities, Inc.[2]	7,281,000	318,689
Link Real Estate Investment Trust[1]	52,362,391	295,201
Hang Seng Bank Ltd.[1]	16,609,400	281,298
Lamar Advertising Co., Class A	4,762,700	272,093
Wharf (Holdings) Ltd.[1]	50,131,000	251,441
Cheung Kong Property Holdings Ltd.[1]	48,498,500	247,706
Sampo Oyj, Class A1	4,817,138	216,169
China Construction Bank Corp., Class H1	363,692,735	213,361
Fairfax Financial Holdings Ltd. (CAD denominated)	397,000	209,882
Kotak Mahindra Bank Ltd.[1]	20,831,276	192,673
CIT Group Inc.	6,095,000	181,692
Bangkok Bank PCL, nonvoting depository receipt[1]	35,745,900	162,613
Bangkok Bank PCL[1]	3,013,800	14,040
Agricultural Bank of China Ltd., Class H1	530,778,000	174,407
Aberdeen Asset Management PLC[1]	52,245,682	172,992
Credit Suisse Group AG1,3	12,886,250	172,638
Ventas, Inc.	2,790,115	155,326
Lloyds Banking Group PLC[1]	140,630,100	140,063
BNP Paribas SA1	3,008,303	138,931
PICC Property and Casualty Co. Ltd., Class H1	89,104,000	134,491
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	44,029,700	127,411
Julius Bär Gruppe AG1	3,183,351	126,743
Progressive Corp.	3,594,700	114,743
Citigroup Inc.	2,750,000	106,838
CME Group Inc., Class A	1,104,500	100,996
Sino Land Co. Ltd.[1]	66,700,000	92,453
Chubb Ltd.	773,800	89,397
Woori Bank[1]	12,625,314	88,805
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	77,903
State Street Corp.	1,263,000	69,187
UniCredit SpA[1]	17,753,100	65,865
Fibra Uno Administración, SA de CV	31,315,000	65,342
HSBC Holdings PLC (GBP denominated)[1]	9,858,953	62,607
Standard Chartered PLC (HKD denominated)[1]	5,856,132	33,918
Standard Chartered PLC[1]	4,692,428	27,992
Wells Fargo & Co.	1,167,000	54,756
Bankia, SA1	63,000,000	53,369
Capital World Growth and Income Fund — Page 1 of 13

unaudited
Common stocks Financials (continued)	Shares	Value (000)
RSA Insurance Group PLC[1]	8,407,000	$50,457
KASIKORNBANK PCL, nonvoting depository receipts[1]	7,434,100	35,550
KASIKORNBANK PCL[1]	451,000	2,196
Public Storage	145,000	36,176
JPMorgan Chase & Co.	606,100	34,124
Housing Development Finance Corp. Ltd.[1]	1,898,334	29,473
Goldman Sachs Group, Inc.	188,600	28,201
Deutsche Börse AG1	269,664	22,370
BB&T Corp.	656,700	21,120
Bank Rakyat Indonesia (Persero) Tbk PT1	18,270,000	15,161
Sumitomo Mitsui Trust Holdings, Inc.[1]	5,136,000	14,873
Bank of the Philippine Islands[1]	4,100,000	7,220
Synchrony Financial[3]	218,565	5,890
		11,439,399
Health care 14.29%
Amgen Inc.	18,696,700	2,660,166
Novartis AG1	25,888,054	1,847,636
Medtronic PLC	8,717,000	674,609
AbbVie Inc.	10,730,829	586,011
Takeda Pharmaceutical Co. Ltd.[1]	11,414,000	541,449
Stryker Corp.	5,323,000	531,661
Thermo Fisher Scientific Inc.	3,665,200	473,507
Alexion Pharmaceuticals, Inc.[3]	3,231,350	454,974
UnitedHealth Group Inc.	3,706,200	441,408
Bayer AG1	3,895,000	408,689
Gilead Sciences, Inc.	4,175,910	364,348
UCB SA1	4,481,734	330,325
GlaxoSmithKline PLC[1]	15,009,182	291,458
Aetna Inc.	1,699,300	184,595
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	8,898,180	139,535
ResMed Inc.	2,385,141	135,738
Edwards Lifesciences Corp.[3]	1,540,000	133,980
Illumina, Inc.[3]	833,977	125,297
HOYA Corp.[1]	2,763,000	99,484
Fisher & Paykel Healthcare Corp. Ltd.[1]	14,939,600	86,379
AstraZeneca PLC[1]	1,425,800	80,888
Incyte Corp.[3]	1,088,800	80,027
Teva Pharmaceutical Industries Ltd. (ADR)	1,379,000	76,672
Roche Holding AG, non-registered shares, non-voting[1]	260,181	66,643
St. Jude Medical, Inc.	1,042,533	55,974
Express Scripts Holding Co.[3]	429,200	30,207
		10,901,660
Industrials 10.38%
Lockheed Martin Corp.	2,968,900	640,659
Boeing Co.	5,033,000	594,800
Union Pacific Corp.	5,923,140	467,099
General Dynamics Corp.	3,345,700	455,919
Nielsen Holdings PLC	6,609,991	332,747
General Electric Co.	11,042,641	321,783
Airbus Group SE, non-registered shares[1]	4,790,798	310,269
Caterpillar Inc.	4,143,000	280,481
Jardine Matheson Holdings Ltd.[1]	4,756,600	276,919
ComfortDelGro Corp. Ltd.[1,2]	126,936,300	271,688
Capital World Growth and Income Fund — Page 2 of 13

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	3,561,710	$260,610
Waste Management, Inc.	4,525,600	252,755
Danaher Corp.	2,644,600	236,083
Adecco SA1	4,000,050	231,588
Babcock International Group PLC[1]	18,152,999	230,046
CSX Corp.	9,485,865	228,989
Edenred SA1,2	12,633,840	221,636
Kühne + Nagel International AG1	1,557,070	201,880
Deutsche Post AG1	8,185,000	194,738
ASSA ABLOY AB, Class B1	9,512,167	181,970
Randstad Holding NV1	3,392,000	174,066
Ryanair Holdings PLC (ADR)	1,819,135	151,297
Emerson Electric Co.	3,000,000	146,490
BAE Systems PLC[1]	19,891,500	141,266
Cathay Pacific Airways Ltd.[1]	87,278,000	138,993
GEA Group AG, non-registered shares[1]	3,138,000	138,065
KONE Oyj, Class B1,3	3,020,000	133,768
Meggitt PLC[1]	19,356,000	111,785
Capita PLC[1]	7,132,500	98,716
VINCI SA1	1,017,000	70,033
Industries Qatar QSC[1]	1,869,119	53,636
Singapore Technologies Engineering Ltd[1]	24,920,000	52,980
Bunzl PLC[1]	1,877,749	50,182
Cummins Inc.	509,493	49,711
Andritz AG1	975,746	46,573
CK Hutchison Holdings Ltd.[1]	3,483,000	42,030
Kawasaki Heavy Industries, Ltd.[1]	11,873,000	32,000
Northrop Grumman Corp.	165,200	31,755
United Technologies Corp.	300,000	28,986
Granite Construction Inc.	314,790	13,048
Safran SA1	195,275	12,109
Yamato Holdings Co., Ltd.[1]	420,300	8,493
Contax Participações SA, units	152,400	18
		7,918,659
Consumer discretionary 10.26%
Netflix, Inc.[3]	6,855,089	640,334
Kingfisher PLC[1,2]	122,531,199	566,553
Amazon.com, Inc.[3]	998,883	551,903
Toyota Motor Corp.[1]	10,317,200	537,001
Kering SA1	2,238,036	388,805
Home Depot, Inc.	3,035,000	376,704
Hyundai Mobis Co., Ltd.[1]	1,464,522	294,290
Renault SA1	3,159,601	287,924
Priceline Group Inc.[3]	191,400	242,161
General Motors Co.	7,715,897	227,156
Hyundai Motor Co.[1]	1,818,562	217,466
Greene King PLC[1,2]	16,727,000	209,770
Viacom Inc., Class B	5,482,488	202,030
Norwegian Cruise Line Holdings Ltd.[3]	3,892,000	191,214
MGM Resorts International[3]	9,773,000	185,003
Shimano Inc.[1]	1,151,200	179,446
Intercontinental Hotels Group PLC[1]	4,350,901	163,840
Daimler AG1	2,236,250	153,472
LVMH Moet Hennessy Vuitton SE1	847,800	141,243
Capital World Growth and Income Fund — Page 3 of 13

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Ctrip.com International, Ltd. (ADR)[3]	3,256,000	$133,236
Daily Mail and General Trust PLC, Class A, nonvoting[1]	13,740,000	124,336
Six Flags Entertainment Corp.	2,400,000	122,064
Li & Fung Ltd.[1]	209,500,000	118,129
Bayerische Motoren Werke AG1	1,412,100	115,510
Carnival Corp., units	2,292,200	109,934
Barratt Developments PLC[1]	13,211,871	108,224
Galaxy Entertainment Group Ltd.[1]	31,910,000	106,886
Whitbread PLC[1]	1,949,208	105,591
Ocado Group PLC[1,3]	29,181,385	105,170
NIKE, Inc., Class B	1,600,000	98,544
HUGO BOSS AG1	1,714,852	97,731
WPP PLC[1]	3,683,700	77,429
Altice NV, Class A1,3	3,881,470	55,046
Altice NV, Class B1,3	1,294,460	18,722
Merlin Entertainments PLC[1]	11,420,563	72,442
Sands China Ltd.[1]	20,099,100	69,869
Accor SA1	1,520,474	64,284
Wynn Resorts, Ltd.	777,900	64,161
Johnson Controls, Inc.	1,721,325	62,760
GKN PLC[1]	16,214,000	61,830
Melco Crown Entertainment Ltd. (ADR)	3,125,584	49,353
Comcast Corp., Class A	423,600	24,454
MGM China Holdings Ltd.[1]	19,676,000	22,480
Ferrari NV1,3	479,476	18,564
DENSO Corp.[1]	409,600	15,133
Panasonic Corp.[1]	1,744,000	14,671
Lowe’s Companies, Inc.	180,000	12,155
Nissan Motor Co., Ltd.[1]	1,342,400	12,133
McDonald’s Corp.	70,000	8,203
		7,825,359
Information technology 10.21%
Alphabet Inc., Class A3	606,080	434,693
Alphabet Inc., Class C3	595,567	415,569
Oracle Corp.	20,451,000	752,188
Texas Instruments Inc.	10,813,400	573,327
Intel Corp.	19,270,000	570,199
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	89,839,000	404,372
Motorola Solutions, Inc.	5,181,677	380,801
Nintendo Co., Ltd.[1]	2,577,400	359,456
Accenture PLC, Class A	3,255,000	326,346
Samsung Electronics Co., Ltd.[1]	298,171	283,449
Samsung Electronics Co., Ltd., nonvoting preferred[1]	9,700	7,723
MediaTek Inc.[1]	39,456,000	277,994
Tencent Holdings Ltd.[1]	14,299,000	260,378
Baidu, Inc., Class A (ADR)[3]	1,267,100	219,741
Nokia Corp.[1]	22,750,000	138,326
Nokia Corp.[1,3]	13,453,000	81,110
Western Union Co.	11,294,000	206,228
ASML Holding NV1	2,214,193	202,006
Broadcom Ltd.	1,437,300	192,555
Quanta Computer Inc.[1]	90,612,595	152,295
Quanta Computer Inc. (GDR)[1]	434,070	3,648
TE Connectivity Ltd.	2,586,803	147,241
Capital World Growth and Income Fund — Page 4 of 13

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Analog Devices, Inc.	2,640,186	$139,903
Apple Inc.	1,294,700	125,185
Delta Electronics, Inc.[1]	29,524,126	119,232
Automatic Data Processing, Inc.	1,404,600	118,956
Yahoo! Inc.[3]	3,423,798	108,843
AAC Technologies Holdings Inc.[1]	15,419,500	106,784
STMicroelectronics NV1	17,570,000	100,024
Hewlett Packard Enterprise Co.	7,195,000	95,478
Microsoft Corp.	1,860,200	94,647
Tata Consultancy Services Ltd.[1]	2,846,146	90,559
Hewlett-Packard Co.	7,281,000	77,834
Alibaba Group Holding Ltd. (ADR)[3]	1,060,780	72,992
Yahoo Japan Corp.[1]	15,226,100	59,816
Tableau Software, Inc., Class A3	1,139,700	52,027
NetApp, Inc.	866,800	21,531
Murata Manufacturing Co., Ltd.[1]	129,800	15,518
		7,788,974
Consumer staples 9.05%
Philip Morris International Inc.	15,684,300	1,427,742
Altria Group, Inc.	19,834,700	1,221,223
Imperial Brands PLC[1]	16,675,767	861,955
Coca-Cola Co.	15,996,300	689,920
Nestlé SA1	7,841,738	549,262
Thai Beverage PCL[1]	723,229,400	360,072
British American Tobacco PLC[1]	5,352,400	291,350
Treasury Wine Estates Ltd.[1]	33,223,617	228,918
Japan Tobacco Inc.[1]	4,766,500	188,957
Wal-Mart de México, SAB de CV, Series V	75,223,973	177,168
Pernod Ricard SA1	1,601,093	170,295
Associated British Foods PLC[1]	3,570,811	168,040
Reynolds American Inc.	3,242,728	163,531
Kroger Co.	3,075,000	122,723
Reckitt Benckiser Group PLC[1]	935,200	85,113
Procter & Gamble Co.	978,300	78,548
Tesco PLC[1,3]	26,778,000	67,045
Tingyi (Cayman Islands) Holding Corp.[1]	33,086,000	31,170
Mondelez International, Inc.	311,600	12,629
Sprouts Farmers Market, Inc.[3]	270,000	7,690
		6,903,351
Energy 5.69%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	13,372,351	304,337
Royal Dutch Shell PLC, Class B1	12,365,457	281,033
Royal Dutch Shell PLC, Class A (ADR)	904,109	41,119
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	1,718,318	39,203
Royal Dutch Shell PLC, Class B (ADR)	344,800	15,761
Canadian Natural Resources, Ltd.	26,014,930	543,756
BP PLC[1]	80,021,632	387,963
EOG Resources, Inc.	5,050,857	326,992
Enbridge Inc. (CAD denominated)	9,179,652	324,239
Suncor Energy Inc.	12,136,717	296,735
TOTAL SA1	5,789,779	259,408
Kinder Morgan, Inc.	13,174,000	238,318
Halliburton Co.	7,313,600	236,083
Capital World Growth and Income Fund — Page 5 of 13

unaudited
Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	5,904,100	$199,736
Spectra Energy Corp	5,970,000	174,324
Exxon Mobil Corp.	1,225,200	98,200
Eni SpA[1]	6,435,300	90,013
Eni SpA (ADR)	253,148	7,063
Golar LNG Ltd.[2]	5,180,000	94,949
Schlumberger Ltd.	1,241,000	89,005
John Wood Group PLC[1]	9,677,678	83,681
Surgutneftegas OJSC (ADR)	10,474,600	61,381
Oil Search Ltd.[1]	12,400,000	59,064
Gazprom PJSC (ADR)[1]	6,870,000	25,125
Chesapeake Energy Corp.	9,500,000	24,795
YPF Sociedad Anónima, Class D (ADR)	1,010,500	18,310
Southwestern Energy Co.[3]	2,423,363	14,007
Devon Energy Corp.	200,000	3,936
		4,338,536
Telecommunication services 5.47%
Verizon Communications Inc.	30,441,053	1,544,274
Verizon Communications Inc. (CDI)[1]	727,946	37,064
China Mobile Ltd.[1]	38,951,000	412,610
AT&T Inc.	9,230,000	341,048
CenturyLink, Inc.	8,855,300	270,884
Singapore Telecommunications Ltd.[1]	93,551,810	248,109
TeliaSonera AB1	41,925,000	192,804
Advanced Info Service PCL[1]	32,054,800	153,236
SoftBank Group Corp.[1]	2,750,500	134,962
NTT DoCoMo, Inc.[1]	5,140,200	119,486
Bharti Airtel Ltd.[1]	24,119,712	111,143
Bezeq - The Israel Telecommunication Corp. Ltd.[1]	47,540,000	106,529
BCE Inc.	2,345,000	101,287
MTN Group Ltd.[1]	11,477,000	96,618
América Móvil, SAB de CV, Series L (ADR)	6,286,800	85,249
Intouch Holdings PCL[1]	41,539,500	67,833
Intouch Holdings PCL, nonvoting depository receipts[1]	9,545,000	15,587
Idea Cellular Ltd.[1]	18,552,989	28,183
LG Uplus Corp.[1]	2,804,902	24,127
KDDI Corp.[1]	884,800	22,495
MegaFon PJSC (GDR)[1]	1,829,576	21,365
TDC A/S1	4,427,478	18,749
Mobile TeleSystems OJSC (ADR)	2,225,000	15,575
China Unicom (Hong Kong) Ltd.[1]	5,660,000	6,518
		4,175,735
Utilities 4.99%
SSE PLC[1]	38,157,269	730,619
EDP - Energias de Portugal, SA1	161,418,052	499,261
Dominion Resources, Inc.	6,238,422	436,191
Iberdrola, SA, non-registered shares[1]	40,774,345	263,517
NextEra Energy, Inc.	1,918,000	216,389
Sempra Energy	2,020,800	195,027
Exelon Corp.	6,185,300	194,775
CMS Energy Corp.	4,311,300	170,555
National Grid PLC[1]	12,100,193	161,545
Eversource Energy	2,843,000	154,375
Capital World Growth and Income Fund — Page 6 of 13

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
China Resources Gas Group Ltd.[1]	58,310,000	$151,995
Cheung Kong Infrastructure Holdings Ltd.[1]	13,714,000	139,907
Duke Energy Corp.	1,878,000	139,498
Power Grid Corp. of India Ltd.[1]	64,038,000	121,653
Engie SA1	7,262,030	112,545
PT Perusahaan Gas Negara (Persero) Tbk[1]	306,882,000	60,449
AES Corp.	4,235,100	41,504
Huaneng Power International, Inc., Class H1	27,358,000	21,280
		3,811,085
Materials 2.64%
Potash Corp. of Saskatchewan Inc.	14,931,200	252,935
Amcor Ltd.[1]	22,480,007	224,867
Syngenta AG1	543,500	218,358
Rio Tinto PLC[1]	7,504,600	196,703
HeidelbergCement AG1	2,460,000	180,900
Koninklijke DSM NV1	3,313,600	162,945
BASF SE1	2,448,000	160,021
BHP Billiton PLC[1]	13,096,000	131,045
Vale SA, Class A, preferred nominative	49,312,000	105,119
Vale SA, Class A, preferred nominative (ADR)	5,444,600	11,706
Fortescue Metals Group Ltd.[1]	77,617,178	113,110
Celanese Corp., Series A	875,000	52,797
Monsanto Co.	581,300	52,311
Sherwin-Williams Co.	166,000	44,903
Newcrest Mining Ltd.[1,3]	3,079,500	38,832
Akzo Nobel NV1	622,000	36,563
LANXESS AG1	515,000	21,373
Albemarle Corp.	185,395	10,423
		2,014,911
Miscellaneous 4.82%
Other common stocks in initial period of acquisition		3,677,028
Total common stocks (cost: $65,902,099,000)		70,794,697
Convertible stocks 0.11% Miscellaneous 0.11%
Other convertible stocks in initial period of acquisition		87,787
Total convertible stocks (cost: $79,932,000)		87,787
Bonds, notes & other debt instruments 1.20% U.S. Treasury bonds & notes 0.55% U.S. Treasury 0.55%	Principal amount (000)
U.S. Treasury 2.875% 2045[4]	$ 198,000	208,278
U.S. Treasury 3.00% 2045	198,360	214,124
Total U.S. Treasury bonds & notes		422,402
Capital World Growth and Income Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 0.50% Telecommunication services 0.16%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 6.45% 2022	MXN63,350	$3,275
América Móvil, SAB de CV 8.46% 2036	55,000	2,951
Numericable Group SA 6.00% 2022[5]	$21,500	21,393
Numericable Group SA 6.25% 2024[5]	8,000	7,840
Sprint Nextel Corp. 9.125% 2017	27,750	28,296
Sprint Nextel Corp. 7.00% 2020	14,475	11,384
Sprint Nextel Corp. 11.50% 2021	33,950	28,942
Sprint Nextel Corp. 7.875% 2023	25,000	18,575
		122,656
Materials 0.15%
ArcelorMittal 10.85% 2019	20,000	21,150
ArcelorMittal 7.25% 2022	24,365	22,050
CRH America, Inc. 8.125% 2018	15,540	17,463
FMG Resources 9.75% 2022[5]	58,955	55,713
		116,376
Financials 0.13%
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,714
Discover Financial Services 10.25% 2019	4,334	5,099
ERP Operating LP 5.75% 2017	905	950
HBOS PLC 6.75% 2018[5]	36,490	39,329
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[5]	30,300	32,932
Simon Property Group, LP 10.35% 2019	5,170	6,337
		94,361
Energy 0.06%
Genel Energy Finance 3 Ltd. 7.50% 2019[5]	15,000	8,681
Kinder Morgan, Inc. 4.30% 2025	28,040	25,407
Kinder Morgan, Inc. 5.55% 2045	13,415	11,175
		45,263
Total corporate bonds & notes		378,656
Bonds & notes of governments & government agencies outside the U.S. 0.15%
India (Republic of) 8.60% 2028	INR1,220,300	18,587
Indonesia (Republic of) 8.375% 2034	IDR1,300,000,000	93,878
		112,465
Total bonds, notes & other debt instruments (cost: $883,292,000)		913,523
Short-term securities 5.45%
American Honda Finance Corp. 0.45% due 4/13/2016	$20,000	19,990
ANZ New Zealand (International) Ltd. 0.65% due 5/13/2016[5]	65,000	64,929
Apple Inc. 0.39% due 4/5/2016[5]	100,000	99,963
Australia & New Zealand Banking Group, Ltd. 0.28%–0.54% due 3/1/2016–5/3/2016[5]	91,100	91,076
Bank of Montreal 0.62% due 3/21/2016	100,000	100,013
Bank of Nova Scotia 0.82%–0.85% due 8/16/2016–8/18/2016[5]	95,200	94,855
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.41%–0.60% due 3/14/2016–5/25/2016	64,600	64,555
BASF AG 0.61%–0.65% due 5/20/2016–6/27/2016[5]	56,500	56,418
Caterpillar Inc. 0.53% due 4/13/2016	50,000	49,974
Electricité de France 0.60% due 4/25/2016[5]	50,000	49,975
Export Development Canada 0.61%–0.62% due 6/20/2016–7/6/2016	80,000	79,885
Capital World Growth and Income Fund — Page 8 of 13

unaudited
Short-term securities	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.44% due 4/5/2016	$100,000	$99,963
Fannie Mae 0.37%–0.60% due 7/1/2016–1/3/2017	200,000	199,537
Federal Farm Credit Banks 0.27%–0.28% due 4/13/2016–4/26/2016	100,000	99,956
Federal Home Loan Bank 0.18%–0.64% due 3/4/2016–12/15/2016	944,100	943,546
Freddie Mac 0.36%–0.51% due 4/14/2016–6/9/2016	339,000	338,752
KfW 0.52%–0.56% due 5/16/2016–6/15/2016[5]	139,000	138,810
Liberty Street Funding Corp. 0.49%–0.68% due 3/1/2016–5/13/2016[5]	149,200	149,147
Mizuho Bank, Ltd. 0.61% due 5/9/2016[5]	58,400	58,337
National Australia Bank Ltd. 0.38% due 3/3/2016[5]	46,200	46,199
Nestlé Capital Corp. 0.53% due 6/21/2016[5]	50,000	49,920
Nestlé Finance International Ltd. 0.53% due 6/9/2016	35,000	34,953
Nordea Bank AB 0.61% due 5/27/2016[5]	65,000	64,916
Old Line Funding, LLC 0.73% due 7/19/2016[5]	46,000	45,871
Pfizer Inc 0.49%–0.51% due 5/2/2016–5/10/2016[5]	74,600	74,544
Province of Ontario 0.50% due 5/26/2016	50,000	49,947
Qualcomm Inc. 0.50% due 5/18/2016[5]	65,400	65,339
Rabobank Nederland NV 0.64% due 5/3/2016	38,600	38,565
Roche Holdings, Inc. 0.48% due 5/3/2016[5]	20,000	19,986
Sanofi 0.37% due 3/8/2016[5]	25,000	24,999
Siemens Capital Co. LLC 0.33%–0.48% due 3/23/2016–4/18/2016[5]	141,300	141,261
Sumitomo Mitsui Banking Corp. 0.60%–0.63% due 3/16/2016–5/3/2016[5]	175,000	174,935
Svenska Handelsbanken Inc. 0.41%–0.56% due 3/4/2016–5/27/2016[5]	124,800	124,684
Toronto-Dominion Holdings USA Inc. 0.60%–0.86% due 4/13/2016–9/20/2016[5]	124,800	124,330
Total Capital Canada Ltd. 0.58% due 4/14/2016[5]	25,000	24,988
Toyota Motor Credit Corp. 0.56% due 6/3/2016	100,000	99,853
U.S. Treasury Bills 0.33% due 6/2/2016	50,000	49,962
Westpac Banking Corp. 0.78% due 8/5/2016[5]	100,000	99,670
Total short-term securities (cost: $4,154,207,000)		4,154,603
Total investment securities 99.55% (cost: $71,019,530,000)		75,950,610
Other assets less liabilities 0.45%		344,755
Net assets 100.00%		$76,295,365
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital World Growth and Income Fund — Page 9 of 13

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $1,051,740,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 2/29/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	3/11/2016	Bank of America, N.A.	$28,697	A$41,000	$(551)
Australian dollars	3/24/2016	UBS AG	$6,622	A$9,500	(151)
British pounds	3/11/2016	Citibank	$233,600	£160,000	10,898
British pounds	3/11/2016	Bank of America, N.A.	$233,773	£160,160	10,848
British pounds	4/14/2016	Citibank	$122,411	£87,978	(62)
Euros	3/3/2016	HSBC Bank	$34,805	€31,842	164
Euros	3/7/2016	Bank of America, N.A.	$63,707	€58,530	24
Japanese yen	3/8/2016	HSBC Bank	$128,927	¥15,150,000	(5,459)
Singapore dollars	5/26/2016	Barclays Bank PLC	$84,610	S$118,720	372
Thai baht	5/9/2016	JPMorgan Chase	$23,380	THB833,210	38
					$16,121
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 29, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/29/2016 (000)
Kingfisher PLC[1]	121,513,199	1,018,000	—	122,531,199	$—	$566,553
American Campus Communities, Inc.	6,763,000	518,000	—	7,281,000	2,913	318,689
ComfortDelGro Corp. Ltd.[1]	148,490,000	—	21,553,700	126,936,300	—	271,688
Edenred SA1	11,169,000	1,464,840	—	12,633,840	—	221,636
Greene King PLC[1]	16,727,000	—	—	16,727,000	2,120	209,770
Golar LNG Ltd.	5,180,000	—	—	5,180,000	2,331	94,949
					$7,364	$1,683,285

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $35,118,902,000, which represented 46.03% of the net assets of the fund. This amount includes $34,323,561,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,086,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,051,040,000, which represented 2.69% of the net assets of the fund.
Capital World Growth and Income Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,983,288	$8,456,111	$—	$11,439,399
Health care	7,009,174	3,892,486	—	10,901,660
Industrials	4,493,230	3,425,429	—	7,918,659
Consumer discretionary	3,301,369	4,523,990	—	7,825,359
Information technology	5,126,284	2,662,690	—	7,788,974
Consumer staples	3,901,174	3,002,177	—	6,903,351
Energy	2,808,709	1,529,827	—	4,338,536
Telecommunication services	2,358,317	1,817,418	—	4,175,735
Utilities	1,548,314	2,262,771	—	3,811,085
Materials	530,194	1,484,717	—	2,014,911
Miscellaneous	1,615,742	2,061,286	—	3,677,028
Convertible stocks	87,787	—	—	87,787
Bonds, notes & other debt instruments	—	913,523	—	913,523
Short-term securities	—	4,154,603	—	4,154,603
Total	$35,763,582	$40,187,028	$—	$75,950,610

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$22,344	$—	$22,344
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,223)	—	(6,223)
Total	$—	$16,121	$—	$16,121
*	Securities with a value of $34,323,561,000, which represented 44.99% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Capital World Growth and Income Fund — Page 12 of 13

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,614,605
Gross unrealized depreciation on investment securities	(7,974,009)
Net unrealized appreciation on investment securities	4,640,596
Cost of investment securities	71,310,014

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
S$ = Singapore dollars
THB = Thai baht
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-0416O-S49203	Capital World Growth and Income Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: April 28, 2016